Supplement to the
Fidelity® Series Stock
Selector Large Cap
Value Fund
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LDT-13-01  April 29, 2013
1.962372.100

Supplement to the
Fidelity® Series Stock
Selector Large Cap
Value Fund
Class F
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

LDT-F-13-01  April 29, 2013
1.962373.100

Supplement to the
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
April 1, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Matthew Friedman (lead portfolio manager) has managed the fund since December 2012.

Stephen Barwikowski (co-manager), Justin Bennett (co-manager), Laurie Bertner (co-manager), Katherine Buck (co-manager), and John Mirshekari (co-manager) have managed the fund since December 2012.

The following information replaces the biographical information for Bruce Dirks and Matthew Friedman found in the "Fund Management" section beginning on page 13.

Matthew Friedman is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

ALDTI-13-01  April 29, 2013
1.962374.100